Supplementary information on oil and gas activities (unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Standardized measure of future discounted cash flow, net, at beginning of year	$ 3,390	$ 3,241	$ 1,512
Net changes in selling prices and production costs related to future production	1,153	(314)	1,170
Net changes in estimated future development costs	327	(3,642)	(2,632)
Net changes from revisions of workload estimates	1,951	(220)	229
Net changes from extensions, discoveries and improvements	(1,165)	2,240	1,790
Cumulative discount	11	3,333	1,585
Net changes from on-site purchases and sales of minerals	(777)	(131)	55
Sales of Crude oil, LNG and Natural gas produced, net of production costs	0	841	820
Estimated development costs previously incurred	1,203	(669)	(460)
Net changes in income tax	(2,061)	(1,289)	(852)
Other	0		24
Changes in the standardized measure of future discounted cash flow for the year	642	149	1,729
Standardized measure of future discounted cash flow at end of year	$ 4,032	$ 3,390	$ 3,241